Pension and Other Postretirement Benefit Plans - Summary of Reconciliation of Changes in Plans Benefit Obligations Fair Value of Assets and Funded Status (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets:
Ending balance	$ 342,482	$ 334,701
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at January 1	(440,752)	(381,506)
Service cost	0	0
Interest cost	(17,930)	(19,744)
Actuarial gains (losses), net	37,416	(59,434)
Benefits paid	24,805	19,932
Benefit obligation at December 31	(396,461)	(440,752)
Change in plan assets:
Beginning balance	334,701	293,255
Actual return on plan assets	30,007	41,143
Employer contributions	2,579	20,235
Benefits paid	(24,805)	(19,932)
Ending balance	342,482	334,701
Funded status at December 31	(53,979)	(106,051)
Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at January 1	(3,045)	(5,723)
Service cost	0	0	1
Interest cost	(41)	(91)
Actuarial gains (losses), net	607	(100)
Benefits paid	1,665	2,869
Benefit obligation at December 31	(814)	(3,045)	(5,723)
Change in plan assets:
Employer contributions	1,665	2,869
Benefits paid	(1,665)	(2,869)
Funded status at December 31	$ (814)	$ (3,045)